Schedule of intangible assets, net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Finite-Lived [Line Items]
Total intangible assets	$ 339,695	$ 330,984
Less: accumulated amortization	(251,390)	(169,550)
Total intangible assets, net	88,305	161,434
Software, Internally Developed [Member]
Intangible Asset, Finite-Lived [Line Items]
Total intangible assets	39,348	30,637
Distribution Rights [Member]
Intangible Asset, Finite-Lived [Line Items]
Total intangible assets	$ 300,347	$ 300,347